INCOME TAXES - Schedule of Pretax Income (Loss) from Continuing Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
U.S.	$ 1,828,464	$ 955,513	$ 771,591
Foreign	13,067	15,125	15,165
Income/(loss) before income taxes	$ 1,841,531	$ 970,638	$ 786,756